Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
2.67% due 2028, floating interest rate at Euribor + 0.589% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2028	2028
Interest rate	2.67%	2.67%
Description of floating rate basis	Euribor + 0.589%	Euribor + 0.589%
Basis spread on floating rate	0.589%	0.589%
1.20% due 2029, floating interest rate at Euribor + 0.564% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2029	2029
Interest rate	1.20%	1.20%
Description of floating rate basis	Euribor + 0.564%	Euribor + 0.564%
Basis spread on floating rate	0.564%	0.564%
1.31% due 2031, floating interest rate at Euribor + 0.583% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2031	2031
Interest rate	1.31%	1.31%
Description of floating rate basis	Euribor + 0.583%	Euribor + 0.583%
Basis spread on floating rate	0.583%	0.583%
0.89% due 2031, floating interest rate at Euribor + 0.660% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2031	2031
Interest rate	0.89%	0.89%
Description of floating rate basis	Euribor + 0.660%	Euribor + 0.660%
Basis spread on floating rate	0.66%	0.66%
3.15% due 2027, floating interest rate at Euribor + 0.690% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2027	2027
Interest rate	3.15%	3.15%
Description of floating rate basis	Euribor + 0.690%	Euribor + 0.690%
Basis spread on floating rate	0.69%	0.69%
1.85% due 2027, floating interest rate at Euribor + 0.550% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2027	2027
Interest rate	1.85%	1.85%
Description of floating rate basis	Euribor + 0.550%	Euribor + 0.550%
Basis spread on floating rate	0.55%	0.55%
2.15% due 2027, floating interest rate at Euribor + 0.850% [Member] | Cassa Depositi e Prestiti SpA ("CDP") [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2027	2027
Interest rate	2.15%	2.15%
Description of floating rate basis	Euribor + 0.850%	Euribor + 0.850%
Basis spread on floating rate	0.85%	0.85%
Zero-coupon, due 2025 (Tranche A) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Long-term debt maturity date	2025	2025	2025
Interest rate	0.00%	0.00%
Zero-coupon, due 2027 (Tranche B) [Member] | Senior Unsecured Convertible Bonds
Debt Instrument [Line Items]
Long-term debt maturity date	2027	2027	2027
Interest rate	0.00%	0.00%
3.86% due 2027, fixed interest rate
Debt Instrument [Line Items]
Long-term debt maturity date	2027	2027
Interest rate	3.86%	3.86%
3.78% due 2042, fixed interest rate
Debt Instrument [Line Items]
Long-term debt maturity date	2042	2042
Interest rate	3.78%	3.78%
0.32% (weighted average), due 2023-2028, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	0.32%	0.32%
0.32% (weighted average), due 2023-2028, fixed interest rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2023	2023
0.32% (weighted average), due 2023-2028, fixed interest rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2028	2028